Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of the Minimum Future Rental Payments Applicable to Non-Cancelable Operating Leases (Detail)	As of December 31, 2021, the minimum future rental payments applicable to non-cancelable operating leases are as follows:

U.S. dollars in thousands
2022	1,821
2023	348
2024	30

Total	2,199